Accounts and Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Accounts and Notes Receivable and Allowance for Doubtful Debt

Accounts and notes receivable and the allowance for doubtful debt consist of the following:

	December 31,
	2015	2016
	RMB	RMB	US$
Accounts receivable	733,558	735,154	105,884
Notes receivable	620	1,215	175

Allowance for doubtful debt	(40,070)	(80,910)	(11,653)

	694,108	655,459	94,406

Analysis of Allowance for Doubtful Debt

An analysis of the allowance for doubtful debt is as follows:

	December 31,
	2015	2016
	RMB	RMB	US$
Balance at beginning of the year	10,416	40,070	5,771
Provision	30,751	79,637	11,470
Write-off of accounts receivable	(1,097)	(38,797)	(5,588)

Balance at the end of the year	40,070	80,910	11,653